Commitments And Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Lease Commitments	The future minimum lease commitments of the Company under various non-cancelable operating lease agreements in respect of premises, motor vehicles and office equipment as of December 31, 2017, are as follows:

2018	$60,366
2019	53,806
2020	38,434
2021	24,280
2022 and after	118,142
$295,028